Earnings Per Share	3 Months Ended
Mar. 31, 2020
Earnings Per Share [Abstract]
Earnings Per Share

15. EARNINGS PER SHARE

Basic earnings per common share was computed using the two-class method by dividing basic net income attributable to common shareholders by the weighted-average number of common shares outstanding. Diluted earnings per common share was computed using the two-class method by dividing diluted net income attributable to common shareholders by the weighted-average number of common shares outstanding plus dilutive common equivalent shares. Dilutive common equivalent shares include all in-the-money outstanding contracts to issue common shares as if they were exercised or converted.

The following tables provide a reconciliation of the data used in the calculation of basic and diluted ordinary shares outstanding for the period (in thousands except shares and per share amounts).

Date	Transaction Detail	Change in Shares	Quarter ended March 31, 2020 Weighted Average Ordinary Shares Outstanding
January 1, 2020	Beginning Balance		87,187,289
March 18, 2020	Restricted stock vesting	307,599	43,943
March 31, 2020	Ending Balance		87,231,232

Date	Transaction Detail	Changes in Shares	Quarter ended March 31, 2019 Weighted Average Ordinary Shares Outstanding
January 1, 2019	Opening balance		85,562,769
January 9, 2019	Other	33,796	30,792
February 19, 2019	NPS equity stock earn-out	1,300,214	1,300,214
March 31, 2019	Ending Balance		86,893,775

	Quarter ended March 31, 2020	Quarter ended March 31, 2019
	Shares for Use in Allocation	Shares for Use in Allocation
	to Participating Earnings	to Participating Earnings
Weighted average ordinary shares outstanding	87,231,232	86,893,775
Non-vested, participating restricted shares	1,164,090	725,200
Shares for use in allocation of participating earnings	88,395,322	87,618,975

Basic earnings per share (EPS):

	Quarter ended March 31, 2020	Quarter ended March 31, 2019
Net income	$11,367	$13,174
Less dividends to:	-	-
Ordinary Shares	-	-
Non-vested participating shares	-	-
Undistributed Earnings	$11,367	$13,174

Allocation of earnings to Ordinary Shares	$11,217	$13,060
Allocation of earnings to Nonvested Shares	150	114

	Ordinary Shares	Ordinary Shares
Distributed Earnings	$-	$-
Undistributed Earnings	0.13	0.15
Total	$0.13	$0.15

Diluted earnings per share (EPS):

	Quarter ended March 31, 2020			Quarter ended March 31, 2019
Ordinary shares	Undistributed & distributed earnings to ordinary shareholders	Ordinary shares	EPS	Undistributed & distributed earnings to ordinary shareholders	Ordinary shares	EPS

As reported — basic	$11,217	87,231,232	$0.13	$13,060	86,893,775	$0.15

Add-back:
Undistributed earnings allocated to nonvested shareholders	150	-		114	-
12,618,680 Private Warrants @ $5.75 per half share (anti-dilutive)	-	-		-	-
22,921,700 Public Warrants @ $5.75 per half share (anti-dilutive)	-	-		-	-

Less:
Undistributed earnings reallocated to nonvested shareholders	(150)	-		(114)	-

Diluted EPS — Ordinary shares	$11,217	87,231,232	$0.13	$13,060	86,893,775	$0.15

Non-participating warrants that could be converted into as many as 17,770,190 ordinary shares are excluded from diluted EPS at both March 31, 2020, and 2019. These warrants are anti-dilutive at current market prices. In addition to these warrants, the Company also has 1,080,905 restricted stock units that are non-participating.